WARRANT LIABILITY	12 Months Ended
Dec. 31, 2023
Warrant Liability
WARRANT LIABILITY

NOTE 18 – WARRANT LIABILITY:

a)

December 2023 Warrants

On December 13, 2023, the Company issued an aggregate of 647,891 December 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 19(k)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.05) rather than the functional currency of the Company – New Israeli Shekels (NIS). The December 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 4.19%, expected life of 2.00 years and share price of CAD1.62.

Level 3 for the period ended on December 31, 2023:

Balance at January 1, 2023	$-
Issuance of December 2023 Registered Direct Offerings Warrants	402
Revaluation at December 31, 2023	110
Effect of changes in foreign exchange rates	8
Balance at December 31, 2023	$520

For the year ended December 31, 2023, the Company recorded a loss on the revaluation of the December 2023 warrant liability in the amount of $110 (for the year ended December 31, 2022 - $nil).

b)

June 2023 Warrants

On June 15 and on June 20, 2023, the Company issued an aggregate of 1,909,134 June 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 19(j)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.93) rather than the functional currency of the Company – New Israeli Shekels (NIS). The June 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 99% using the historical prices of the Company, risk-free interest rate of 4.45%, expected life of 2.00 years and share price of CAD2.99.

Level 3 for the year ended on December 31, 2023:

Balance at January 1, 2023	$-
Issuance of June 2023 Registered Direct Offerings Warrants	2,333

Balance at June 30, 2023	$2,333
Revaluation at September 30, 2023	(671)
Effect of changes in foreign exchange rates	(33)

Balance at September 30, 2023	$1,629

Revaluation at December 31, 2023	(499)
Effect of changes in foreign exchange rates	27

Balance at December 31, 2023	$1,157

For the year ended December 31, 2023, the Company recorded a gain on the revaluation of the June 2023 warrant liability in the amount of $1,170 (for the year ended December 31, 2022 - $nil).

c)

March 2023 Warrants

On March 20, 2023, the Company issued an aggregate of 891,778 March 2023 Warrants as part of a private placement (see also note 19(i)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.35) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93% using the historical prices of the Company, risk-free interest rate of 3.62%, expected life of 2.00 years and share price of CAD1.74.

Level 3 for the year ended on December 31, 2023:

Balance at January 1, 2023	$-
Issuance of March 2023 Warrants	496

Balance at March 31, 2023	$496
Revaluation at June 30, 2023	1,004

Balance at June 30, 2023	$1,500
Revaluation at September 30, 2023	(688)
Effect of changes in foreign exchange rates	(21)

Balance at September 30, 2023	$791

Revaluation at December 31, 2023	(242)
Effect of changes in foreign exchange rates	13

Balance at December 31, 2023	$562

For the year ended December 31, 2023, the Company recorded a loss on the revaluation of the March 2023 warrant liability in the amount of $74 (for the year ended December 31, 2022 - $nil).

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 18 – WARRANT LIABILITY (CONTINUED):

d)

November 2022 Warrants

On November 2, 2022, the Company issued an aggregate of 1,489,166 warrants (November 2022 Warrants) as part of a private placement. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.35) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 110% using the historical prices of the Company, risk-free interest rate of 3.94%, expected life of 2.00 years and share price of CAD1.56.

Level 3 for the year ended on December 31, 2023:

Balance at January 1, 2022	$-
Issuance of November 2022 Warrants	894
Revaluation at December 31,2022	248

Balance at December 31, 2022	$1,142
Revaluation at March 31, 2023	$(405)

Balance at March 31, 2023	$737
Warrant exercises (note 19(l))	$(66)
Revaluation at June 30, 2023	1,745
Balance at June 30, 2023	$2,416

Warrant exercises (note 19(l))	(39)
Revaluation at September 30, 2023	(1,175)
Effect of changes in foreign exchange rates	(25)
Balance at September 30, 2023	$1,177

Revaluation at December 31, 2023	(359)
Effect of changes in foreign exchange rates	18
Balance at December 31, 2023	$836

For the year ended December 31, 2023, the Company recorded a gain on the revaluation of the November 2022 warrant liability in the amount of $193 (for the year ended December 31, 2022 – a loss in the amount of $248).

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)